Label	Element	Value
MFS SERIES TRUST VII | MFS® Asia Pacific ex-Japan Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000783740_SupplementTextBlock	Supplement To Prospectus The date of this supplement is August 28, 2013. For Certain MFS® Funds:
Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Asia Pacific ex-Japan Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Effective immediately, in the second paragraph of the sub-section entitled “Fees and Expenses” beneath the main heading “Summary of Key Information,” the reference to the page number of the “Waivers of Sales Charges” is replaced by reference to page H-1 of the fund’s Statement of Additional Information (“SAI”).